Segment Information - Revenue per country (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total leasing and service revenues	$ 1,180,250	$ 941,903	$ 700,819
Ghana
Total leasing and service revenues	0	175,595	230,018
Turkey
Total leasing and service revenues	0	0	50,183
Norway
Total leasing and service revenues	157,740	0	0
Brazil
Total leasing and service revenues	353,397	233,569	(617)
Greenland
Total leasing and service revenues	0	136	253,125
Ivory Coast
Total leasing and service revenues	86,486	0	89,686
Tanzania
Total leasing and service revenues	72,083	196,415	78,424
Angola
Total leasing and service revenues	227,603	79,884	0
Namibia
Total leasing and service revenues	0	33,212	0
Falkland
Total leasing and service revenues	0	166,795	0
Equatorial Guinea
Total leasing and service revenues	0	56,297	0
Gabon/ West Africa
Total leasing and service revenues	81,104	0	0
Liberia
Total leasing and service revenues	55,601	0	0
Ireland
Total leasing and service revenues	104,014	0	0
Sierra Leone
Total leasing and service revenues	37,272	0	0
Other
Total leasing and service revenues	$ 4,950	$ 0	$ 0